UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    712 Fifth Avenue
            20th Floor
            New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:      (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                     NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $431,070
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                FORM 13F INFORMATION TABLE
                                                      Errol M Rudman
                                                      June 30, 2007



COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                    VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED    NONE
--------------                --------     -----      --------  -------   --- ----   ----------  --------    ----    ------    ----
AKAMAI TECHNOLOGIES INC       COM          00971T101   10,431     214,450 SH         SOLE        NONE        214,450
AKAMAI TECHNOLOGIES INC       COM          00971T101    4,864     100,000 SH  CALL   SOLE        NONE        100,000
ALLTEL CORP                   COM          020039103    5,350      79,200 SH         SOLE        NONE         79,200
ALTRA HOLDINGS INC            COM          02208R106    5,765     333,600 SH         SOLE        NONE        333,600
AMIS HLDGS INC                COM          031538101   12,668   1,011,800 SH         SOLE        NONE      1,011,800
AMPHENOL CORP NEW             CL A         032095101    6,673     187,170 SH         SOLE        NONE        187,170
ANDREW CORP                   COM          034425108    1,805     125,000 SH         SOLE        NONE        125,000
BEACON ROOFING SUPPLY INC     COM          073685109    7,629     449,000 SH         SOLE        NONE        449,000
BELDEN INC                    COM          077454106   11,286     203,900 SH         SOLE        NONE        203,900
BIOMIMETIC THERAPEUTICS INC   COM          09064X101    2,385     152,600 SH         SOLE        NONE        152,600
BLACK BOX CORP DEL            COM          091826107      414      10,000 SH         SOLE        NONE         10,000
BORLAND SOFTWARE CORP         COM          099849101    8,562   1,441,400 SH         SOLE        NONE      1,441,400
CIT GROUP INC                 COM          125581108    6,205     113,175 SH         SOLE        NONE        113,175
CITIGROUP INC                 COM          172967101    8,268     161,200 SH         SOLE        NONE        161,200
CITIGROUP INC                 COM          172967101   21,542     420,000 SH  CALL   SOLE        NONE        420,000
COMMSCOPE INC                 COM          203372107    8,146     139,600 SH         SOLE        NONE        139,600
CVS CAREMARK CORPORATION      COM          126650100   16,961     465,323 SH         SOLE        NONE        465,323
CVS CAREMARK CORPORATION      COM          126650100    6,561     180,000 SH  CALL   SOLE        NONE        180,000
EXPRESS SCRIPTS INC           COM          302182100   13,653     273,000 SH         SOLE        NONE        273,000
GLOBAL CROSSING LTD           SHS NEW      G3921A175      944      50,000 SH         SOLE        NONE         50,000
HARRIS STRATEX NTWRKS INC     CL A         41457P106   10,375     577,025 SH         SOLE        NONE        577,025
HEELYS INC                    COM          42279M107    1,293      50,000 SH         SOLE        NONE         50,000
HUBBELL INC                   CL B         443510201    4,229      78,000 SH         SOLE        NONE         78,000
HUDSON CITY BANCORP           COM          443683107    2,786     228,000 SH         SOLE        NONE        228,000
ICONIX BRAND GROUP INC        COM          451055107    5,504     247,700 SH         SOLE        NONE        247,700
INTERFACE INC                 CL A         458665106    3,204     169,875 SH         SOLE        NONE        169,875
J P MORGAN CHASE & CO         COM          46625H100    6,232     128,632 SH         SOLE        NONE        128,632
LAZARD LTD                    SHS A        G54050102    9,758     216,700 SH         SOLE        NONE        216,700
LAZARD LTD                    SHS A        G54050102    7,655     170,000 SH  CALL   SOLE        NONE        170,000
LIBERTY GLOBAL INC            COM SER A    530555101    3,910      95,264 SH         SOLE        NONE         95,264
LIBERTY GLOBAL INC            COM SER C    530555309    2,195      55,864 SH         SOLE        NONE         55,864
LIFEPOINT HOSPITALS INC       COM          53219L109    7,216     186,554 SH         SOLE        NONE        186,554
LODGENET ENTMT CORP           COM          540211109    1,603      50,000 SH         SOLE        NONE         50,000
LSI CORPORATION               COM          502161102    9,726   1,295,020 SH         SOLE        NONE      1,295,020
MEDCO HEALTH SOLUTIONS INC    COM          58405U102   11,051     141,700 SH         SOLE        NONE        141,700
MERRILL LYNCH & CO INC        COM          590188108    5,044      60,350 SH         SOLE        NONE         60,350
3M CO                         COM          88579Y101   13,275     152,950 SH         SOLE        NONE        152,950
3M CO                         COM          88579Y101   34,716     400,000 SH  CALL   SOLE        NONE        400,000
MOHAWK INDS INC               COM          608190104    9,484      94,100 SH         SOLE        NONE         94,100
MOLEX INC                     COM          608554101    6,571     218,950 SH         SOLE        NONE        218,950
MORGAN STANLEY                COM NEW      617446448    3,482      50,000 SH  CALL   SOLE        NONE         50,000
RITCHIE BROS AUCTIONEERS      COM          767744105   10,367     165,550 SH         SOLE        NONE        165,550
RUSH ENTERPRISES INC          CL A         781846209    3,156     145,300 SH         SOLE        NONE        145,300
SUN MICROSYSTEMS INC          COM          866810104   15,780   3,000,000 SH         SOLE        NONE      3,000,000
SUN MICROSYSTEMS INC          COM          866810104    4,434     842,900 SH  CALL   SOLE        NONE        842,900
SUN MICROSYSTEMS INC          COM          866810104    6,312   1,200,000 SH  CALL   SOLE        NONE      1,200,000
SUPERVALU INC                 COM          868536103    7,481     161,500 SH         SOLE        NONE        161,500
THOMAS & BETTS CORP           COM          884315102    5,800     100,000 SH         SOLE        NONE        100,000
TIME WARNER TELECOM INC       CL A         887319101   19,214     955,920 SH         SOLE        NONE        955,920
TRANSDIGM GROUP INC           COM          893641100   24,389     602,800 SH         SOLE        NONE        602,800
VYYO INC                      COM NEW      918458209    2,074     311,400 SH         SOLE        NONE        311,400
WESCO INTL INC                COM          95082P105   12,646     209,200 SH         SOLE        NONE        209,200



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